Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 998,949	$ 217,057
Restricted cash	1,969	330,791
Short-term investments	399,345	100,745
Accounts receivable, net (including $2,096 and $2,456, respectively, due from a related party as of December 31, 2020 and 2021)	82,550	87,521
Prepaid and other current assets (including $34,123 and $34,123, respectively, due from a related party as of December 31, 2020 and 2021)	107,311	106,590
Assets held for sale (current)	0	1,412,168
Total current assets	1,590,124	2,254,872
Fixed assets, net	329,997	337,674
Goodwill	48,811	48,434
Long-term investments, net	53,121	31,634
Intangible assets, net	9,136	4,842
Long-term time deposits	189,007	0
Restricted time deposits	0	101,519
Prepaid non-current assets	0	1,006
Other assets	25,589	42,140
Total assets	2,245,785	2,822,121
Current liabilities:
Accounts payable (including accounts payable of consolidated variable interest entities ("VIEs") without recourse to the Company of $11,145 and $12,325, respectively, as of December 31, 2020 and 2021)	87,447	107,611
Accrued liabilities (including accrued liabilities of consolidated VIEs without recourse to the Company of $46,888 and $43,695, respectively, as of December 31, 2020 and 2021)	138,196	157,513
Receipts in advance and deferred revenue (including receipts in advance and deferred revenue of consolidated VIEs without recourse to the Company of $43,076 and $45,844, respectively, as of December 31, 2020 and 2021)	57,041	52,055
Accrued salary and benefits (including accrued salary and benefits of consolidated VIEs without recourse to the Company of $7,698 and $8,393, respectively, as of December 31, 2020 and 2021)	91,485	100,826
Tax payables (including tax payables of consolidated VIEs without recourse to the Company of $4,422 and $1,539, respectively, as of December 31, 2020 and 2021)	16,714	28,006
Short-term bank loans (including short-term bank loans of consolidated VIEs without recourse to the Company of nil as of both December 31, 2020 and 2021)	0	315,550
Other short-term liabilities (including other short-term liabilities of consolidated VIEs without recourse to the Company of $25,028 and $14,095, respectively, as of December 31, 2020 and 2021, and due to a related party of $34,123 and $34,123, respectively, as of December 31, 2020 and 2021.)	112,568	106,171
Liabilities held for sale (current) (including liabilities held for sale (current) of consolidated VIEs without recourse to the Company of $187,712 and nil, respectively, as of December 31, 2020 and 2021)	0	416,998
Total current liabilities	503,451	1,284,730
Long-term other payables (including long-term other payables of consolidated VIEs without recourse to the Company of nil as of both December 31, 2020 and 2021)	3,922	3,202
Long-term bank loans (including long-term bank loans of consolidated VIEs without recourse to the Company of nil as of both December 31, 2020 and 2021)	0	92,000
Long-term tax liabilities (including long-term tax liabilities of consolidated VIEs without recourse to the Company of $14,134 and $14,465, respectively, as of December 31, 2020 and 2021)	193,918	188,760
Deferred tax liabilities (including deferred tax liabilities of consolidated VIEs without recourse to the Company of $2,014 and $3,323, respectively, as of December 31, 2020 and 2021)	249,165	217,593
Other long-term liabilities (including other long-term liabilities of consolidated VIEs without recourse to the Company of $286 and $182, respectively, as of December 31, 2020 and 2021)	3,142	3,855
Total long-term liabilities	450,147	505,410
Total liabilities	953,598	1,790,140
Commitments and contingencies
Sohu.com Limited shareholders' equity:
Ordinary Shares: $0.001 par value per share (75,400 shares authorized; 39,306 shares and 38,221 shares, respectively, issued and outstanding as of December 31, 2020 and 2021)	39	39
Additional paid-in capital	965,328	952,733
Treasury Stock: $0.001 par value per share (nil and 1,129 shares, respectively, as of December 31, 2020 and 2021)	(18,776)	0
Accumulated other comprehensive income	51,145	29,189
Accumulated earnings/(deficit)	293,133	(634,592)
Total Sohu.com Limited shareholders' equity	1,290,869	347,369
Noncontrolling interest	1,318	684,612
Total shareholders' equity	1,292,187	1,031,981
Total liabilities and shareholders' equity	$ 2,245,785	$ 2,822,121